OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	£ 0	£ 0	£ 0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	0	0
The Bank
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	0	0	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	0	0
Debt securities | The Group
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(538)	(379)
At 31 December	(558)	(538)	(379)
Debt securities | The Group | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(538)	(379)	(195)
Change in fair value	46	(34)	(31)
Deferred tax	29	11	31
Current tax	(2)	0	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	73	(23)	0
Impairment charge	5	(1)	0
At 31 December	(558)	(538)	(379)
Debt securities | The Group | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income | Income statement transfers
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	(145)	(196)	(268)
Deferred tax	47	61	84
Net Income statement transfers	(98)	(135)	(184)
Debt securities | The Bank
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	103	281
At 31 December	14	103	281
Debt securities | The Bank | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	103	281	483
Change in fair value	12	(50)	(58)
Deferred tax	(8)	13	34
Current tax	0	0	0
Fair value gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in other comprehensive income	4	(37)	(24)
Impairment charge	1	(1)	0
At 31 December	14	103	281
Debt securities | The Bank | Revaluation reserve in respect of debt securities held at fair value through other comprehensive income | Income statement transfers
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Income statement transfers in respect of disposals (note 8)	(138)	(201)	(258)
Deferred tax	44	61	80
Net Income statement transfers	£ (94)	£ (140)	£ (178)